February 5, 2014

VIA E-MAIL and EDGAR

Ms. Valerie Lithotomos
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Forum Funds (Semper Short Duration Fund)
File Nos. 811-03023 and 002-67052

Dear Ms. Lithotomos:

On January 17, 2014, Forum Funds (the “Registrant”) filed a preliminary proxy statement on Schedule 14A (“Proxy Statement”) (accession number 0001435109-14-000077) with the U.S. Securities and Exchange Commission (the “SEC”) regarding the reorganization (“Reorganization”) of the Semper Short Duration Fund (the “Fund”), a series of Forum Funds, into a shell series of the Advisors Series Trust (“New Fund”).  The SEC Staff (“Staff”) provided comments on the Proxy via telephone on January 27, 2014.  The comments are summarized below, followed immediately by the responses of Registrant.1

In connection with the response to the SEC staff’s (the "Staff") comments the Registrant, on behalf of the Fund, hereby states the following:

(1)
The Registrant acknowledges that in connection with the comments made by the Staff on the Proxy Statement, the Staff has not passed generally on the accuracy or adequacy of the disclosure made in the Proxy Statement;

(2)
The Registrant acknowledges that Staff comments or changes to disclosure in response to Staff comments in the filings reviewed by the Staff do not foreclose the SEC from taking any action with respect to the filing; and

(3)	The Registrant represents that it will not assert the Staff’s review process as a defense in any action by the SEC or any securities-related litigation against the Trust.

For your convenience, the comments made by the Staff have been reproduced in bold typeface immediately followed by the Registrant’s respective responses.

1)           COMMENT: Explain why the Registrant believes the reorganization may be properly effected through a proxy statement pursuant to Schedule 14A and not through a combined proxy statement and prospectus on Form N-14.

1  Defined terms used herein have the same meanings as in the Proxy unless otherwise noted.

U.S. Securities and Exchange Commission
February 5, 2014

RESPONSE:  The use of Schedule 14A in lieu of Form N-14 in these circumstances is consistent with the announced positions of the Division of Investment Management (the “Staff”) regarding the scope of Rule 145(a)(2) and accepted market practice.

Rule 145 under the Securities Act generally requires the use of Form N-14 to register securities issued in connection with certain reclassifications, mergers, consolidations and transfers of assets.  However, the preliminary note to Rule 145 explains that these transactions are subject to the registration requirements of the Securities Act only when a plan or agreement is submitted to shareholders under which they must “elect, on the basis of what is in substance a new investment decision, whether to accept a new or different security in exchange for their existing security”  Rule 145(a)(2), as interpreted by the Staff, provides an exception to the registration requirements of Rule 145 for certain mergers involving investment companies.

Many investment company reorganizations are structural in nature and do not fundamentally require investors to make a “new investment decision” (the “no-sale theory”). Such reorganizations can, and have been, implemented through the use of a Schedule 14A proxy statement and not through the registration of new securities via Form N-14 in reliance on Rule 145(a)(2).  The Staff has recognized the applicability of the no-sale theory to certain investment company combinations and has issued a series of no-actions letters providing its view of applicability of Rule 145(a)(2) in various circumstances. For example, the Staff has granted no-action relief in circumstances not involving a change in domicile where the investment adviser to the Fund is unchanged and the Funds principal investment objectives and policies do not materially change (See, Scudder Common Stock Fund, Inc. (pub. avail. Oct. 10, 1984); Putnam Convertible Fund, Inc. (pub. avail. April 28, 1982)). The Staff has also granted no-action relief in similar circumstances which also involved a change in the board and in non-advisory service providers (see, PEMCO (pub. avail. May 31, 1988); Advance Investors Corporation (pub. avail. Sept. 29, 1976)).

In the Registrant's view, shareholders of the Fund are not being asked to make a new investment decision in connection with their consideration of whether to approve the Reorganization.  As described more fully in the Proxy Statement, the investment objectives of the Fund and the New Fund are identical and the principal investment strategies and risks of the Fund will be substantially similar to those of the New Fund.

Additionally, the investment adviser and portfolio managers currently providing investment advice to the Fund will be responsible for providing investment advice to the New Fund after the Reorganization is consummated. Further, the Reorganization does not involve the combination of existing funds with existing assets, shareholders and operating histories. Rather, prior to the Reorganization, the New Fund will have had no assets or operating history and simply will serve as a shell into which the Fund will be reorganized and all of its assets transferred.  Upon consummation of the Reorganization, the New Fund will assume the accounting and performance history of the Fund.  At the effective time of the Reorganization, the number of shares to be issued by the New Fund in connection with the Reorganization will be the same as the number of shares owned by Fund shareholders and the net asset value of the New Fund’s shares will be the same as the net asset value of the Fund’s shares.  Thus, shares of the New Fund will represent a continuation of the same investment and economic interests that are presently represented by shares of the Fund.

A condition precedent to the Reorganization will be receipt by the Registrant (of which the Fund is a series) and Advisors Series Trust (of which the New Fund is a series) of an opinion of counsel to the

U.S. Securities and Exchange Commission
February 5, 2014

effect that the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes to the Fund, the New Fund or the shareholders of the Fund.

In the Registrant's view, the Reorganization does not involve a new investment decision and can be implemented, consistent with Rule 145(a)(2), through the use of Schedule 14A. The Registrant believes that this is consistent with the announced positions of the Staff.  Registrant further notes that all material information necessary to make an informed judgment about the Reorganization will be contained in the definitive proxy statement to be furnished to Fund shareholders in soliciting their approval.  Such information will include, among other things, a description of Advisors Series Trust, a discussion of the effect of the Reorganization on the investment strategy and fee structure of the Fund and a description of Semper Capital Management, L.P. and its role as investment adviser with the New Fund post-Reorganization.  Finally, we note that a Registration Statement on Form N-1A relating to the offering of the New Fund’s shares has been filed SEC.  The Reorganization will not be consummated before the registration of the offering is effective.

2)           COMMENT: Please modify the Q&A on page 2 to state that the Fund's total expenses will be higher if the Expense Cap does not apply.

RESPONSE:  The Registrant has revised the disclosure consistent with the Staff's comment.

3)           COMMENT: Please confirm that any significant differences between the governing documents of the Registrant and Advisors Series Trust are explained in the Proxy Statement.

RESPONSE: The Registrant confirms that it discloses that there are no significant differences in the governing documents between Advisors Series Trust and the Registrant in the "Business Structure" section on page 11 of the Proxy Statement.

4)           COMMENT: Please explain the difference between the Fundamental Investment Limitations of the Fund and the New Fund on page 6 of the Proxy Statement in either a narrative format following the table or adjacent to each Fundamental Investment Limitation.

RESPONSE:  The Registrant replies by stating that there are no material differences between the Fundamental Investment Limitations of the Fund and the New Fund.  Any differences in disclosure are not due to substantive differences in what each Fund may not do, but are rather due to different ways of stating the limitation. The Fundamental Investment Limitation of the New Fund accurately reflects the current investment practices of the Fund with respect to each item.

                5)           COMMENT: In the "Independent Trustees of Advisors Series Trust" section of the table on page 17 of the Proxy Statement, please add "During Past Five Years" after "Other Directorships Held."

RESPONSE: The Registrant has revised the Proxy Statement consistent with the Staff's comment.

6)           COMMENT: Please state in your response that there are no material operational differences between the Fund's and the New Fund's Third Party Service Providers or otherwise revise the Proxy Statement accordingly.

U.S. Securities and Exchange Commission
February 5, 2014

RESPONSE:  Registrant confirms that the Third Party Service Providers of the Fund and the New Fund provide substantially similar services.

7)           COMMENT: In the Capitalization table on page 12 of the Proxy Statement please remove the line item entitled "Adjustments" and provide total Target Fund and Acquiring Fund net assets and shares outstanding.

RESPONSE: The Registrant has revised the Proxy Statement consistent with the Staff's comment.

*           *           *           *           *

If you should have any questions regarding the enclosed information, please contact me directly at (207) 347-2075.

Kind regards,

/s/ David Faherty

David Faherty

cc: Fatima Sulaiman
K&L Gates LLP